Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

May 2, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	FS Series Trust (the “Trust”) (File Nos. 333-214851; 811-23216)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of Prospectus and Statement of Additional Information, each dated April 27, 2017, do not differ from those contained in the Trust’s most recent pre-effective amendment to its Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 26, 2017 and declared effective April 27, 2017.

Please contact me at (617) 951-7831 with any questions or comments regarding this matter.

Very truly yours,

/s/ Robert M. Schmidt

Robert M. Schmidt

cc:	Stephen S. Sypherd

John M. Loder

James E. Thomas